Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
May 31, 2024
SMD-NPRT3-0724
1.802198.120
Municipal Bonds - 98.3%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,075,772
Maryland - 95.7%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/37	1,300,000	1,152,990
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,486,401
Baltimore County Gen. Oblig.:
Series 2019, 4% 11/1/33	1,805,000	1,846,085
Series 2020:
4% 1/1/32	700,000	691,709
4% 1/1/33	1,200,000	1,184,053
4% 1/1/35	1,230,000	1,209,099
4% 1/1/37	1,500,000	1,454,956
4% 1/1/45	1,750,000	1,544,981
4% 1/1/50	2,400,000	2,037,196
Series 2021:
3% 3/1/37	1,000,000	895,610
3% 3/1/39	3,220,000	2,782,709
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,624,272
Series 2015, 5% 6/15/24	500,000	500,099
Series 2017 A:
5% 10/15/34	2,000,000	2,086,268
5% 10/15/36	1,000,000	1,039,717
5% 10/15/37	1,005,000	1,042,398
Series 2022 A, 5% 10/15/36	1,565,000	1,750,516
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C:
5% 7/1/27	2,325,000	2,340,551
5% 7/1/34	1,285,000	1,292,537
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	2,843,038
5% 7/1/33	3,000,000	3,017,643
Series 2020 A, 5% 7/1/50	2,490,000	2,594,950
Series 2017 D, 5% 7/1/31	5,260,000	5,456,516
Charles County Gen. Oblig.:
Series 2017:
2.8% 10/1/31	1,105,000	998,412
2.9% 10/1/32	1,960,000	1,763,104
Series 2020, 1.625% 10/1/33	2,505,000	1,908,607
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,018,054
Frederick County Gen. Oblig. Series 2021 A:
1.5% 10/1/33	2,000,000	1,501,384
1.75% 10/1/37	2,000,000	1,402,453
Harford County Gen. Oblig. Series 2018:
2.85% 9/15/31	1,820,000	1,653,026
2.95% 9/15/32	1,045,000	945,331
3.05% 9/15/34	260,000	240,507
3.15% 9/15/36	670,000	616,918
Howard County Hsg. Commn Lease (Roger Carter Recreation Ctr. Proj.) Series 2021, 2% 6/1/39	755,000	526,195
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	455,000	450,318
Series 2019 C:
3.5% 3/1/50	850,000	831,875
5% 9/1/29	550,000	580,755
5% 3/1/30	700,000	730,757
5% 3/1/31	1,150,000	1,203,290
Series 2020 A:
2.5% 9/1/40	1,000,000	750,446
2.6% 3/1/42	3,490,000	2,566,212
Series 2021 B, 3% 9/1/51	1,250,000	1,197,581
Series 2023 E, 6.25% 3/1/54	2,000,000	2,153,064
Maryland Dept. of Trans.:
Series 2021 A:
2% 10/1/34	2,000,000	1,567,427
3% 10/1/32	570,000	530,752
Series 2021 B:
4% 8/1/51 (b)	2,005,000	1,781,745
5% 8/1/46 (b)	2,000,000	2,063,048
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	1,918,986
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	508,935
5% 6/1/49 (b)	1,000,000	1,012,360
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2022 B:
5% 6/30/37 (b)	2,465,000	2,564,624
5.25% 6/30/55 (b)	1,000,000	1,023,697
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	203,921
5% 7/1/28 (b)	630,000	647,127
5% 7/1/29 (b)	585,000	605,980
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Morgan State Univ. Proj.) Series 2022 A, 5.75% 7/1/53	1,000,000	1,061,734
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	355,365
5% 7/1/28	305,000	311,259
5% 7/1/29	185,000	188,369
5% 7/1/30	250,000	254,337
5% 7/1/31	300,000	304,686
5% 7/1/32	325,000	329,424
5% 7/1/36	500,000	502,668
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	357,125
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	700,000	714,366
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	575,000	580,138
Maryland Gen. Oblig. Series 2016 1, 3% 6/1/31	1,085,000	1,020,098
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	282,346
4% 7/1/45	750,000	691,226
4% 7/1/50	1,000,000	901,945
Series 2021 A:
2.5% 7/1/51	5,000,000	3,046,281
3% 7/1/51	1,000,000	741,386
4% 6/1/39	475,000	434,044
4% 6/1/40	500,000	450,759
4% 6/1/55	500,000	417,470
Series 2023, 5% 7/1/39	1,000,000	1,042,125
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	520,000	531,032
5% 7/1/30	850,000	868,240
5% 7/1/31	1,400,000	1,429,784
5% 7/1/32	290,000	295,966
Series 2013 B, 5% 8/15/38	2,000,000	2,001,310
Series 2015 A, 5% 5/15/30	1,000,000	1,012,144
Series 2015:
4% 8/15/45	250,000	232,375
5% 8/15/29	2,000,000	2,014,738
5% 7/1/31	2,200,000	2,231,884
5% 7/1/33	1,325,000	1,336,628
5% 7/1/34	1,200,000	1,210,623
Series 2016 A:
4% 7/1/42	2,175,000	1,937,278
5% 7/1/35	1,500,000	1,520,809
5% 7/1/38	3,215,000	3,240,593
5.5% 1/1/31	1,500,000	1,541,012
Series 2016:
5% 6/1/26	300,000	303,635
5% 6/1/27	255,000	258,245
5% 6/1/28	310,000	314,031
5% 6/1/29	350,000	354,755
5% 7/1/31	500,000	512,628
5% 6/1/33	305,000	308,653
5% 6/1/36	250,000	252,651
Series 2017:
4% 7/1/42	2,845,000	2,673,948
5% 6/1/27	290,000	293,690
5% 6/1/31	425,000	430,610
5% 6/1/33	970,000	981,617
5% 6/1/35	600,000	606,787
5% 6/1/42	1,000,000	1,002,894
Series 2019 A, 5% 10/1/49	2,000,000	2,052,463
Series 2020 A:
5% 7/1/24	355,000	355,133
5% 7/1/34	1,000,000	1,048,445
5% 7/1/35	1,000,000	1,049,816
Series 2020 B:
5% 4/15/34	1,010,000	1,084,341
5% 4/15/35	1,000,000	1,074,037
Maryland St Stad Auth. Lease Rev. Series 2019 C, 3% 12/15/34	545,000	497,368
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021:
2.75% 6/1/51	1,000,000	658,476
4% 6/1/46	1,000,000	943,811
4% 6/1/51	1,000,000	919,279
Series 2022 A, 4% 6/1/36	1,875,000	1,904,956
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	1,756,200
5% 5/1/36	2,000,000	2,039,941
Series 2018 A, 5% 5/1/36	1,580,000	1,660,364
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,144,296
Series 2020, 5% 7/1/36	490,000	533,472
Series 2021 A:
2.5% 7/1/47	2,000,000	1,320,644
3% 7/1/37	1,620,000	1,433,220
Montgomery County Gen. Oblig. Series A, 4% 11/1/33	3,000,000	3,068,285
Montgomery County Hsg. Opportunities Commission Series 2023 C, 5.75% 1/1/58	500,000	544,693
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,163,412
Series 2021:
4% 10/1/39	1,205,000	1,212,467
4% 10/1/40	1,255,000	1,255,748
Prince Georges County Gen. Oblig.:
Series 2020 A, 5% 7/15/34	1,010,000	1,073,330
Series 2021 A, 2% 7/1/35	1,000,000	772,883
Salisbury Gen. Oblig. Series 2021, 3% 9/1/30	305,000	286,866
Washington Metropolitan Area Transit Auth. Series 2021 A:
3% 7/15/36	400,000	356,909
5% 7/15/46	3,350,000	3,545,701
TOTAL MARYLAND		160,783,452
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	445,000	462,444
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	505,310	334,895
5.625% 7/1/27	55,000	57,465
5.625% 7/1/29	185,000	198,861
5.75% 7/1/31	445,000	495,184
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	335,000	337,020
Series 2019 A2, 4.329% 7/1/40	505,000	501,689
TOTAL PUERTO RICO		2,387,558
TOTAL MUNICIPAL BONDS (Cost $172,275,845)		165,246,782

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.58% (d)(e) (Cost $496,276)	496,177	496,276

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $172,772,121)	165,743,058
NET OTHER ASSETS (LIABILITIES) - 1.4%	2,271,934
NET ASSETS - 100.0%	168,014,992

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,444 or 0.3% of net assets.

(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.58%	1,088,000	33,117,936	33,709,850	93,026	190	-	496,276	0.0%
Total	1,088,000	33,117,936	33,709,850	93,026	190	-	496,276

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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